Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) before noncontrolling interest	$ (104,612)	$ (3,151)	$ 189,406
Adjustments to reconcile net income (loss) before noncontrolling interest to net cash provided by (used for) operating activities
Loss on disposal of discontinued operations			626
Equity income of unconsolidated subsidiaries	(2,156)	(1,898)	(2,108)
Depreciation	87,835	66,235	57,995
Amortization	75,957	41,897	26,184
Deferred income taxes	(146,896)	(5,583)	29,453
Share-based compensation	35,847	19,489	21,468
Impairment of trade names and goodwill	60,718	200,520
Loss on early extinguishment of debt	75,367
Excess tax benefits from share-based compensation	(4,976)	(3,310)	(2,686)
Pension and other post-retirement expense	167,536	84,345	34,098
Pension and other post-retirement contributions	(238,014)	(40,294)	(52,992)
Loss (gain) on sale of assets	(2,276)	933	466
Changes in assets and liabilities, net of effects of business acquisitions
Accounts and notes receivable	55,720	1,348	(62,344)
Inventories	125,099	18,263	(44,495)
Other current assets	(6,696)	10,032	2,777
Accounts payable	(61,990)	(24,330)	55,321
Employee compensation and benefits	(81,313)	(20,486)	27,252
Other current liabilities	27,178	(7,954)	(795)
Other non-current assets and liabilities	5,632	(15,830)	(9,250)
Net cash provided by (used for) operating activities	67,960	320,226	270,376
Investing activities
Capital expenditures	(94,532)	(73,348)	(59,523)
Proceeds from sale of property and equipment	5,508	1,310	358
Acquisitions, net of cash acquired	470,459	(733,105)
Other	(5,858)	(2,943)	(1,148)
Net cash provided by (used for) investing activities	375,577	(808,086)	(60,313)
Financing activities
Net short-term borrowings	(3,700)	(1,239)	2,728
Proceeds from long-term debt	1,536,146	1,421,602	703,641
Repayment of long-term debt	(1,305,339)	(832,147)	(804,713)
Debt issuance costs	(9,704)	(8,973)	(50)
Debt extinguishment costs	(74,752)
Excess tax benefits from share-based compensation	4,976	3,310	2,686
Shares issued to employees, net of shares withheld	68,177	13,322	9,941
Repurchases of common shares	(334,159)	(12,785)	(24,712)
Dividends paid	(112,397)	(79,537)	(75,465)
Distribution to noncontrolling interest	(1,554)		(4,647)
Net cash provided by (used for) financing activities	(232,306)	503,553	(190,591)
Effect of exchange rate changes on cash and cash equivalents	33	(11,672)	(6,812)
Change in cash and cash equivalents	211,264	4,021	12,660
Cash and cash equivalents, beginning of year	50,077	46,056	33,396
Cash and cash equivalents, end of year	$ 261,341	$ 50,077	$ 46,056